CONVERTIBLE NOTES (Tables)	6 Months Ended
Jun. 30, 2026
Convertible notes
CONVERTIBLE NOTES
Schedule of convertible notes

	Subsidiary	2025	ATW	2026
	Convertible Note	Convertible Notes	Convertible Note	Convertible Note	Total
	US$	US$	US$	US$	US$
Balance as of December 31, 2025	62,439	203,378	10,787	—	276,604
Issuance of convertible notes	—	—	—	128,325	128,325
Interest paid	(4,670)	—	(361)	—	(5,031)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	3,144	3,125	(1,010)	572	5,831
Changes in fair values of convertible notes due to the instrument-specific credit risk	(8,415)	—	351	—	(8,064)
Repayment	—	(128,325)	—	—	(128,325)
Conversions to ordinary shares	—	—	(2,236)	—	(2,236)
Foreign currency translation adjustment	1,943	—	—	—	1,943
Balance as of June 30, 2026	54,441	78,178	7,531	128,897	269,047
Including:
– Current portion	—	78,178	—	128,897	207,075
– Non-current portion	54,441	—	7,531	—	61,972

Subsidiary Convertible Note
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

As of June 30, 2026
Risk-free interest rates	1.27%
Probability of conversion	10%
Bond yields	21.16%-22.82%

2025 Convertible Notes
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

As of June 30, 2026
Risk‑free interest rate	3.95%
Volatilities	42.69%
Bond yield	26.40%

ATW Convertible Notes
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

As of June 30, 2026
Risk‑free interest rate	3.96%
Volatilities	43.32%
Bond yield	26.14%

2026 Convertible Notes
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

As of June 30, 2026
Risk‑free interest rate	3.94%
Volatilities	43.38%
Bond yield	26.30%